Other non-current assets - Fair Value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous non-current assets [abstract]
Cost at beginning	€ 1,499
Acquisitions of the year		€ 1,499
Cost at ending	1,499	1,499
Fair value adjustments at beginning	1,097
Fair value adjustment of the year	2,544	1,097
Fair value adjustments at ending	3,641	1,097
Net book value at ending	€ 5,140	€ 2,596